Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	$ 2,585	$ 2,569	$ 2,473
Impairment of the carrying value of the investment in Samarco	(494)	(264)	(333)
Profit/(loss) from equity accounted investments, related impairments and expenses	(512)	(546)	147
Dividends received from equity accounted investments	126
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	974	1,065
Non-current assets	4,743	4,495
Current liabilities	(239)	(498)
Non-current liabilities	(1,173)	(1,076)
Net assets/(liabilities) - 100%	4,305	3,986
Net assets/(liabilities) - Group share	1,453	1,345
Carrying amount of investments accounted for using the equity method	1,453	1,345
Revenue - 100%	2,464	3,203	3,866
Profit/(loss) from Continuing operations - 100%	629	1,168	1,613
Share of operating profit/(loss) of equity accounted investments	212	394	544
Profit/(loss) from equity accounted investments, related impairments and expenses	212	394	544
Comprehensive income/(loss) - 100%	629	1,168	1,613
Share of comprehensive income/(loss) - Group share in equity accounted investments	212	394	544
Dividends received from equity accounted investments	105	361	496
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	712	845
Non-current assets	2,462	2,664
Current liabilities	(170)	(344)
Non-current liabilities	(854)	(801)
Net assets/(liabilities) - 100%	2,150	2,364
Net assets/(liabilities) - Group share	717	788
Adjustments to net assets related to accounting policy adjustments	59	65
Carrying amount of investments accounted for using the equity method	776	853
Revenue - 100%	1,091	2,094	2,453
Profit/(loss) from Continuing operations - 100%	(182)	309	576
Share of operating profit/(loss) of equity accounted investments	(68)	103	192
Impairment of the carrying value of the investment in Samarco	0
Profit/(loss) from equity accounted investments, related impairments and expenses	(68)	103	192
Comprehensive income/(loss) - 100%	(182)	309	576
Share of comprehensive income/(loss) - Group share in equity accounted investments	(68)	103	192
Dividends received from equity accounted investments	9	134	181
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	356	371
Profit/(loss) from equity accounted investments, related impairments and expenses	(148)	(98)	(80)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(148)	(98)	(80)
Dividends received from equity accounted investments	12	15	16
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Current assets	49	290
Non-current assets	3,601	6,103
Current liabilities	(7,961)	(6,704)
Non-current liabilities	(5,447)	(5,830)
Net assets/(liabilities) - 100%	(9,758)	(6,141)
Net assets/(liabilities) - Group share	(4,879)	(3,071)
Adjustments to net assets related to accounting policy adjustments	256	366
Investment in Samarco	405	310
Impairment of the carrying value of the investment in Samarco	(930)	(835)
Additional share of Samarco losses	3,341	2,835
Unrecognised losses	1,807	395
Revenue - 100%	26	24	30
Profit/(loss) from Continuing operations - 100%	(3,617)	(2,166)	(1,558)
Share of operating profit/(loss) of equity accounted investments	(1,918)	(1,075)	(823)
Impairment of the carrying value of the investment in Samarco	(95)	(96)	(80)
Additional share of Samarco losses	93	108	117
Unrecognised losses	1,412	118	277
Profit/(loss) from equity accounted investments, related impairments and expenses	(508)	(945)	(509)
Comprehensive income/(loss) - 100%	(3,617)	(2,166)	(1,558)
Share of comprehensive income/(loss) - Group share in equity accounted investments	(508)	(945)	(509)
Investments accounted for using equity method [member]
Disclosure of significant investments in associates and joint ventures [line items]
Carrying amount of investments accounted for using the equity method	2,585	2,569
Profit/(loss) from equity accounted investments, related impairments and expenses	(512)	(546)	147
Share of comprehensive income/(loss) - Group share in equity accounted investments	(512)	(546)	147
Dividends received from equity accounted investments	$ 126	$ 510	$ 693